Going Concern (Details)		12 Months Ended
	Jul. 10, 2018 USD ($) $ / shares	Dec. 31, 2018 USD ($) Customers	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Going Concern (Textual)
Retained earnings (deficit)		$ (136,620,068)	$ (41,807,285)
Negative net asset		(36,000,181)	57,783,220	$ 104,255,820	$ 103,369,854
Cash		1,311,749	1,220,380	4,496,588	$ 6,732,601
Total liabilities		122,016,184	52,870,922
Disbursed loan amount				15,050,946
Number of customers | Customers		1
Incurred operating loss		$ (94,126,307)	(54,783,273)	17,278,404
Negative operating cash flow		(2,199,042)	$ 9,897,820	$ 23,428,675
Net of issuance costs	$ 1,690,000
Share price | $ / shares	$ 2.60
Zhiyuan [Member]
Going Concern (Textual)
Disbursed loan amount		$ 64,700,000
Number of customers | Customers		4